Parent Company Only Statements	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note 16 – Parent Company Only Statements

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Balance Sheets
	December 31,
	2013	2012
Assets
Cash on deposit with Peoples Bank	$142	$1
Investment in Peoples Bank	66,301	67,321
Dividends receivable from Peoples Bank	626	539
Other assets	597	405
Total assets	$67,666	$68,266

Liabilities and stockholders’ equity
Dividends payable	$625	$539
Other liabilities	279	76
Total liabilities	904	615

Common stock	361	361
Additional paid in capital	5,230	5,189
Accumulated other comprehensive income	(3,151)	2,339
Retained earnings	65,519	60,817
Treasury stock	(1,197)	(1,055)
Total stockholders’ equity	66,762	67,651
Total liabilities and stockholders’ equity	$67,666	$68,266

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Income
	Year Ended December 31,
	2013	2012

Dividends from Peoples Bank	$2,741	$2,044
Operating expenses	138	162
Income before income taxes and equity in undistributed income of Peoples Bank	2,603	1,882
Income tax benefit	(45)	(52)
Income before equity in undistributed income of Peoples Bank	2,648	1,934
Equity in undistributed income of Peoples Bank	4,470	4,919
Net income	$7,118	$6,853

	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Cash Flows
	Year Ended December 31,
	2013	2012

Cash flows from operating activities:
Net income	$7,118	$6,853
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of Peoples Bank	(4,979)	(5,071)
Deferred tax expense/(benefit)	509	152
Stock based compensation expense	40	16
Change in other assets	(279)	(392)
Change in other liabilities	203	(883)
Total adjustments	(4,506)	(6,178)
Net cash - operating activities	2,612	675

Cash flows from investing activities	-	-

Cash flows from financing activities:
Dividends paid	(2,328)	(1,928)
Treasury stock purchased	(173)	(78)
Proceeds from sale of treasury stock	30	141
Net cash - financing activities	(2,471)	(1,865)
Net change in cash	141	(1,190)
Cash at beginning of year	1	1,191
Cash at end of year	$142	$1